Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Treasury shares [member]	Other components of equity [member]	Equity attributable to owners of the parent [member]	Non-controlling interests [member]
Beginning balance at Mar. 31, 2017	¥ 1,016,066	¥ 397,199	¥ 147,879	¥ 235,601	¥ (3,101)	¥ 76,686	¥ 854,264	¥ 161,802
Net profit	60,157			45,870			45,870	14,287
Other comprehensive income	6,834					5,729	5,729	1,105
Comprehensive income	66,991			45,870		5,729	51,599	15,392
Purchase of treasury shares	(271)				(271)		(271)
Disposal of treasury shares	3		(5)		8		3
Cash dividends	(19,850)			(15,592)			(15,592)	(4,258)
Put option, written over shares held by a non-controlling interest shareholder	(2,113)		(2,113)				(2,113)
Changes in interests in subsidiaries	(6,541)		(7,057)				(7,057)	516
Total transactions with owners	(28,772)		(9,175)	(15,592)	(263)	0	(25,030)	(3,742)
Ending balance at Mar. 31, 2018	1,054,285	397,199	138,704	265,879	(3,364)	82,415	880,833	173,452
Impact of changes in accounting policies | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	(1,285)	0		64,619		(65,904)	(1,285)
Recalculated beginning balance	1,053,000	397,199	138,704	330,498	(3,364)	16,511	879,548	173,452
Net profit	51,930			39,675			39,675	12,255
Other comprehensive income	(44,524)					(44,630)	(44,630)	106
Comprehensive income	7,406			39,675	0	(44,630)	(4,955)	12,361
Purchase of treasury shares	(215)				(215)		(215)
Disposal of treasury shares	34		2		32		34
Cash dividends	(19,893)			(15,591)			(15,591)	(4,302)
Put option, written over shares held by a non-controlling interest shareholder	836		836				836
Changes in interests in subsidiaries	18,513		(718)				(718)	19,231
Total transactions with owners	(725)		120	(15,591)	(183)		(15,654)	14,929
Ending balance at Mar. 31, 2019	1,059,681	397,199	138,824	354,582	(3,547)	(28,119)	858,939	200,742
Net profit	112,719	0	0	99,967	0	0	99,967	12,752
Other comprehensive income	(33,150)	0	0	0	0	(30,345)	(30,345)	(2,805)
Comprehensive income	79,569	0	0	99,967	0	(30,345)	69,622	9,947
Purchase of treasury shares	(674)	0	0	0	(674)	0	(674)	0
Disposal of treasury shares	63	0	0	0	63	0	63	0
Cash dividends	(23,129)	0	0	(18,188)	0	0	(18,188)	(4,941)
Put option, written over shares held by a non-controlling interest shareholder	912	0	912	0	0	0	912	0
Changes in interests in subsidiaries	(1,899)	0	0	0	0	0	0	(1,899)
Total transactions with owners	(24,727)	0	912	(18,188)	(611)	0	(17,887)	(6,840)
Ending balance at Mar. 31, 2020	¥ 1,114,523	¥ 397,199	¥ 139,735	¥ 436,361	¥ (4,157)	¥ (58,464)	¥ 910,674	¥ 203,849